Inventory (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventories [Abstract]
Long-term inventory	$ 68.7	$ 75.8
Mining and processing costs, inventories	323.3	304.1
Amortization costs, Inventories	$ 125.6	$ 119.0